FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Details Regarding Derivative Financial Instruments) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance as at January 1, 2021	₪ 4
Finance costs	68		₪ 77	₪ 75
Balance as at December 31, 2021			4
Series G option warrants [Member]
Statement Line Items [Line Items]
Balance as at January 1, 2021	4		28
Finance costs		[1]	3
Exercise	(4)		(27)
Balance as at December 31, 2021			₪ 4	₪ 28

[1]	Representing an amount of less than NIS 1 million.